Average Annual Total Returns		12 Months Ended	14 Months Ended
	May 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	15.19%
FT Vest U.S. Equity Max Buffer ETF - October
Prospectus [Line Items]
Average Annual Return, Percent		6.84%	6.14%
Performance Inception Date	Oct. 18, 2024
FT Vest U.S. Equity Max Buffer ETF - October | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.84%	6.14%
FT Vest U.S. Equity Max Buffer ETF - October | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.05%	4.69%